UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3828

Seligman Municipal Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 06/30/05

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Municipal Fund Series, Inc.
Schedules of Investments (unaudited)
June 30, 2005

National Series

State	Face Amount	Municipal Bonds	Rating†	Value
Alaska - 0.8%	$ 595,000	Alaska Housing Finance Corporation Mortgage Rev., 5 3/4% due 6/1/2024*	Aaa	$ 623,227
Florida - 5.7%	4,000,000	Jacksonville, Electric Authority System Rev., 5 1/2% due 10/1/2041Ø	Aa2	4,239,400
Georgia - 3.6%	2,570,000	Georgia State Housing and Finance Authority Rev. (Single Family Housing), 5 3/4% due 12/1/2031*	AAA‡	2,688,914
Indiana - 6.3%	4,500,000	Indiana State Educational Facilities Authority Rev. (University of Notre Dame), 5 1/4% due 3/1/2022	Aaa	4,711,680
Missouri - 6.5%	4,750,000	St. Louis Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 5 7/8% due 11/l/2026*	A1	4,869,558
New York - 5.9%	165,000	New York City GOs, 6 1/4% due 4/15/2027	A1	175,065
	2,955,000	New York City GOs, 6 1/4% due 4/15/2027Ø	Aaa	3,167,346
	1,000,000	Trust for Cultural Resources of the City of New York Rev. (American Museum of Natural History), 5.65% due 4/1/2027	Aaa	1,052,420
Tennessee - 7.1%	5,000,000	Shelby County Health, Educational and Housing Facility Board Rev. (St. Jude Children's Research Hospital), 5 3/8% due 7/l/2024	NR	5,273,600
Texas - 17.5%	3,700,000	Harris County Health Facilities Development Corp. Hospital Rev. (St. Luke's Episcopal Hospital Project) 6 3/4% due 2/15/2021††	AAA‡	3,710,323
	1,750,000	Houston Airport Rev., 5.70% due 7/1/2030*	Aaa	1,750,647
	4,750,000	Potter County Industrial Development Corp. Pollution Control Rev. (Southwestern Public Service Company Project), 5 3/4% due 9/1/2016	Aaa	4,997,475
	1,055,000	San Antonio Electric & Gas Rev., 5 1/2% due 2/1/2020††	AAA‡	1,254,374
	1,320,000	San Antonio Electric & Gas Rev., 5 1/2% due 2/1/2020Ø	Aa1	1,387,663
Virginia - 7.1%	5,000,000	Fairfax County Industrial Development Authority Health Care Rev. (Inova Health System Project), 6% due 8/15/2026	Aa2	5,282,500
Washington - 11.6%	2,500,000	Chelan County Public Utility District Rev., 5.60% due 1/1/2036*	Aaa	2,746,850
	5,520,000	Seattle Water System Rev., 5 5/8% due 8/1/2026	Aaa	5,891,662
Wisconsin - 13.7%	6,000,000	La Crosse Resource Recovery Rev. (Northern States Power Company Project), 6% due 11/1/2021*	A3	6,485,580
	1,000,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5 1/8% due 8/15/2033	A2	1,033,150
	2,500,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5 3/4% due 8/15/2030	A2	2,690,425
Wyoming - 5.6%	4,000,000	Sweetwater County Pollution Control Rev. (Idaho Power Company Project), 6.05% due 7/15/2026	Baa1	4,172,120
Total Municipal Bonds — 91.4%				68,203,979
Variable Rate Demand Notes
California - 2.3%	1,700,000	California State Economic Recovery Revenue Bonds Series C-6 due 7/1/2023	VMIG 1	1,700,000
Florida - 3.7%	2,775,000	Sarasota County Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	2,775,000
New York - 1.3%	1,000,000	New York City Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2025	VMIG 1	1,000,000
Total Variable Rate Demand Notes —7.3%				5,475,000
Total Investments— 98.7%				73,678,979
Other Assets Less Liabilities — 1.3%				992,907
Net Assets -- 100.0%				$74,671,886

Colorado Series

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Adams County, CO Pollution Control Rev. (Public Service Co. of Colorado Project), 5 7/8% due 4/1/2014	Aaa	$ 2,020,640
1,000,000	Boulder, Larimer and Weld Counties, CO (Vrain Valley School District GOs), 5% due 12/15/2022	Aaa	1,049,280
1,000,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5 3/8% due 3/1/2023	Aaa	1,085,440
1,640,000	Colorado Health Facilities Authority Hospital Improvement Rev. (NCMC, Inc. Project), 5 3/4% due 5/15/2024Ø	Aaa	1,816,152
1,750,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% due 12/1/2025	A3	1,974,438
2,250,000	Colorado Health Facilities Authority Rev. (Sisters of Charity of Leavenworth Health Services Corporation), 5% due 12/1/2025	Aaa	2,313,540
1,750,000	Colorado Regional Transportation District, Sales Tax Rev., 5% due 11/1/2024	Aaa	1,883,298
2,000,000	Colorado Springs, CO Utilities Rev., 5 3/8% due 11/15/2026	Aa2	2,100,560
1,560,000	Colorado Water Resourcees & Power Development Authority (Ciean Water Rev.) 5% due 9/1/2021Ø	Aaa	1,715,376
45,000	Colorado Water Resourcees & Power Development Authority (Ciean Water Rev.) 5% due 9/1/2021	Aaa	49,079
105,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 6 7/8% due 9/1/2011	Aaa	105,363
2,000,000	Denver, CO City & County Certificates of Participation, 5 1/2% due 12/1/2025Ø	Aaa	2,253,260
2,000,000	Denver, CO City & County Department of Aviation Airport System Rev., 5 1/2% due 11/15/2025	Aaa	2,124,340
1,200,000	Denver, CO City & County School District GOs, 5% due 12/1/2023	Aaa	1,283,880
2,500,000	Fort Collins, CO Pollution Control Rev. (Anheuser-Busch Project), 6% due 9/1/2031	A1	2,584,050
2,250,000	Jefferson County, CO Open Space Sales Tax Rev., 5% due 11/1/2019	Aaa	2,408,895
910,000	Northglenn, CO GOs Joint Water & Wastewater Utility, 6.80% due 12/l/2008††	Aaa	971,070
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa	1,686,315
1,750,000	University of Colorado Enterprise System Rev., 5 1/8% due 6/1/2028	Aaa	1,873,008
1,000,000	University of Colorado Hospital Authority Rev., 5 1/4% due 11/15/2022	Aaa	1,060,760
2,000,000	Virgin Islands Public Finance Authority Rev., 5 1/2% due 10/1/2022	BBB‡	2,090,020
Total Municipal Bonds —94.9%			34,448,764
Variable Rate Demand Notes
150,000	California State Economic Recovery Revenue Bonds Series C-6 due 7/1/2023	VMIG 1	150,000
300,000	California State Economic Recovery Revenue Bonds Series C-7 due 7/1/2023	VMIG 1	300,000
100,000	New York City, NY GOs due 8/15/2005	VMIG 1	100,000
100,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2023	VMIG 1	100,000
900,000	New York City, NY Transitional Finance Authority due 11/1/2022	VMIG 1	900,000
Total Variable Rate Demand Notes —4.3%			1,550,000
Total Investments— 99.2%			35,998,764
Other Assets Less Liabilities — 0.8%			299,799
Net Assets— 100.0%			$36,298,563

Georgia Series

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Atlanta, GA Airport Rev., 5 5/8% due 1/1/2030*	Aaa	$ 2,133,080
1,000,000	Atlanta, Ga Water & Wastewater Rev., 5 3/4% due 11/1/2025	Aaa	1,237,140
1,560,000	Atlanta, GA Water & Wastewater Rev., 5% due 11/1/2038Ø	Aaa	1,688,653
1,500,000	Barnesville-Lamar County Industerial Development Authority Rev. (Gordon College Properties Foundation), 5% due 8/1/2025	A3	1,558,770
1,250,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 5.95% due 2/1/2032*	A1	1,348,863
1,000,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 7.40% due 11/l/2010*	A1	1,182,180
1,270,000	Fulton County, GA Development Authority Rev. (Georgia Tech Athletic Association), 5 1/8% due 10/1/2032	Aaa	1,345,565
1,945,000	Georgia Housing & Finance Authority (Single Family Mortgage), 5.20% due 6/1/2029*	AAA‡	1,978,804
1,500,000	Georgia State GOs, 5 1/2% due 7/1/2017	Aaa	1,726,215
1,500,000	Gwinnett County, GA Hospital Authority GOs (Gwinnett Hospital System, Inc. Project), 5% due 10/1/2029	Aa1	1,591,125
1,000,000	Gwinnett County, GA School District GOs, 6.40% due 2/1/2012	Aaa	1,187,010
1,750,000	Gwinnett County, GA Water & Sewerage Authority Rev., 5.30% due 8/1/2022Ø	Aaa	1,922,200
1,500,000	Henry County, GA School District GOs, 6.45% due 8/1/2011	Aa3	1,696,530
1,500,000	Hospital Authority of Valdosta and Lowndes County, GA Rev. Certificates (South Georgia Medical Center Project), 5 1/4% due 10/1/2027	Aaa	1,625,235
500,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 6 1/4% due 7/1/2018	A1	605,945
2,500,000	Peachtree City, GA Water & Sewerage Authority Sewer System Rev., 5.60% due 3/1/2027Ø	Aa2	2,664,850
1,000,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 5 3/8% due 10/1/2029	Baa1	1,031,530
1,500,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 6 1/2% due 11/l/2015††	Aaa	1,823,625
810,000	Private Colleges & Universities Authority Rev., GA (Spelman College Project), 6.20% due 6/1/2014	Aaa	820,449
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026Ø	Baa2	1,043,850
1,250,000	Savannah, GA Economic Development Authority Pollution Control Rev., 4.95% due 5/1/2021	Baa2	1,279,012
1,000,000	Upper Oconee Basin Water Authority, GA Rev., 5% due 7/1/2024	Aaa	1,079,210
Total Municipal Bonds —96.5%			32,569,841
	Variable Rate Demand Notes
600,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	600,000
Total Variable Rate Demand Notes —1.8%			600,000
Total Investments— 98.3%			33,169,841
Other Assets Less Liabilities — 1.7%			562,514
Net Assets— 100.0%			$33,732,355

Louisiana Series

Face Amount	Municipal Bonds	Rating†	Value
$2,500,000	Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project), 5 3/4% due 12/1/2026*	Aa3	$ 2,573,175
940,000	East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family Mortgage Rev.), 5.40% due 10/1/2025	Aaa	941,983
2,000,000	Jefferson Parish, LA Hospital Service District Rev., 5% due 7/1/2028	Aaa	2,072,320
900,000	Lafayette, LA Public Improvement Sales Tax Rev., 5% due 3/1/2020	Aaa	979,065
1,000,000	Lafayette, LA Public Improvement Sales Tax Rev., 5% due 5/1/2021	Aaa	1,057,340
1,000,000	Lafayette, LA Utilities Rev., 5 1/4% due 11/1/2024	Aaa	1,099,810
820,000	Louisiana Housing Finance Agency Mortgage Rev. (Single Family), 6.45% due 6/1/2027*	Aaa	828,618
2,500,000	Louisiana Public Facilities Authority Hospital Rev. (Franciscan Missionaries of Our Lady Health System Project), 5% due 7/1/2025	Aaa	2,575,800
2,500,000	Louisiana Public Facilities Authority Rev. (Loyola University Project), 5 5/8% due 10/1/2016	Aaa	2,688,550
2,500,000	Louisiana Public Facilities Authority Rev. (Tulane University), 5 3/4% due 2/15/2021	Aaa	2,505,975
1,500,000	Louisiana State GOs, 5% due 4/15/2018Ø	Aaa	1,600,050
2,250,000	New Orleans, LA Public Improvement GOs, 5.35% due 12/1/2031	Aaa	2,467,463
2,500,000	Ouachita Parish, LA Hospital Service District Rev. (Glenwood Regional Medical Center), 5 3/4% due 5/15/2021	Aaa	2,740,600
135,000	Ouachita Parish, LA Industrial Development Rev. (International Paper Company), 6 1/2% due 4/1/2006	NR	135,417
1,250,000	Port of New Orleans, LA Port Facility Rev., 5% due 4/1/2032*	Aaa	1,303,488
2,500,000	Saint Bernard Parish, LA Exempt Facility Rev. (Mobil Oil Corporation Project), 5.90% due 11/l/2026*	Aaa	2,635,975
1,250,000	Saint Charles Parish, LA Environmental Improvement Rev. (Louisiana Power and Light Company Project), 6.20% due 5/1/2023*	Baa1	1,256,437
2,500,000	Shreveport, LA Airport System Rev., 5 3/8% due 1/l/2024*	Aaa	2,636,825
2,500,000	Shreveport, LA GOs, 5% due 3/1/2019	Aaa	2,650,975
1,555,000	Shreveport, LA GOs, 7 1/2% due 4/l/2006††	Aaa	1,609,798
1,510,000	Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.), 7 1/4% due 12/l/2010††	Aaa	1,703,462
Total Municipal Bonds — 93.7%			38,063,126
Variable Rate Demand Notes
1,500,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute) due 2/15/2038	VMIG 1	1,500,000
500,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	500,000
Total Variable Rate Demand Notes —4.9%			2,000,000
Total Investments — 98.6%			40,063,126
Other Assets Less Liabilities — 1.4%			560,051
Net Assets — 100.0%			$40,623,177

Maryland Series

Face Amount	Municipal Bonds	Rating†	Value
$1,340,000	Anne Arundel County, MD GOs, 5 1/8% due 2/1/2027	Aa1	$ 1,389,513
3,000,000	Anne Arundel County, MD Pollution Control Rev. (Baltimore Gas and Electric Company Project), 6% due 4/1/2024	A2	3,052,320
1,205,000	Anne Arundel County, MD Special Obligation Refunding Bonds (Arundel Mills Project), 5.1/8% due 7/1/2024	Aa1	1,315,402
2,000,000	Baltimore, MD Consolidated Public Improvement GOs, 6 3/8% due 10/15/2006	Aaa	2,094,360
2,500,000	Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project), 6 1/2% due 10/1/2011	Aa3	2,681,350
2,000,000	Baltimore, MD Project Rev. (Water Projects), 5 1/2% due 7/1/2026Ø	Aaa	2,277,140
1,025,000	Baltimore, MD Project Rev. (Water Projects), 5% due 7/1/2024††	Aaa	1,160,515
2,000,000	Baltimore, MD Wastewater Projects Rev., 5 1/8% due 7/1/2042	Aaa	2,112,980
1,000,000	Howard County, MD Consolidated Public Improvement GOs, 5% due 8/15/2020Ø	Aaa	1,109,130
2,375,000	Maryland Department of Transportation Project Certificates of Participation (Mass Transit Administration Project), 5 1/2% due 10/15/2025*	Aa	2,542,533
1,500,000	Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Medical Center), 5 1/8% due 7/1/2028	Aaa	1,586,820
2,250,000	Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6% due 7/1/2037	Baa1	2,428,380
2,710,000	Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan Hospital), 5 3/4% due 7/1/2019††	Aaa	2,710,000
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), 5% due 7/1/2041	Aa2	2,078,740
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), 5 3/4% due 7/1/2026	Aaa	2,088,480
450,000	Morgan State University, MD Academic and Auxiliary Facilities Fees Rev., 5% due 7/1/2032	Aaa	479,290
2,000,000	Prince George's County, MD Consolidated Public Improvement GOs, 5% due 10/1/2019	Aa2	2,183,340
1,775,000	Puerto Rico Electric Power Authority Power Rev., 5 1/4% due 7/1/2031	A3	1,903,688
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa2	1,124,210
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 3/8% due 7/1/2036	Baa2	1,074,600
2,000,000	University System of Maryland Auxiliary Facility & Tuition Rev., 5% due 4/1/2013	Aa2	2,227,180
Total Municipal Bonds — 93.9%			39,619,971
Variable Rate Demand Notes
1,800,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	1,800,000
Total Variable Rate Demand Notes —4.3%			1,800,000
Total Investments— 98.2%			41,419,971
Other Assets Less Liabilities — 1.8%			774,947
Net Assets— 100.0%			$42,194,918

Massachusetts Series

Face Amount	Municipal Bonds	Rating†	Value
$4,000,000	Boston, MA Water & Sewer Commission General Rev., 5 1/4% due 11/1/2019	Aa2	$ 4,593,280
3,000,000	Martha's Vineyard Land Bank Rev. , 5% due 5/1/2032	Aaa	3,175,110
5,000,000	Massachusetts Bay, MA Transportation Authority General Transportation System Rev., 5 3/4% due 3/l/2026	Aa2	5,437,900
500,000	Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy & Allied Health Sciences), 5 3/4% due 7/1/2033	Baa1	535,525
4,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 6% due 7/1/2035Ø	Aaa	4,556,080
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Newton-Wellesley Hospital), 6% due 7/1/2018Ø	Aaa	5,109,400
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), 5 3/8% due 7/l/2024	Aaa	5,235,350
5,000,000	Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5 3/4% due 7/1/2029	A2	5,243,150
3,500,000	Massachusetts Health & Educational Facilities Authority Rev. (Williams College), 5 3/4% due 7/1/2019	Aa1	3,631,005
2,140,000	Massachusetts Housing Finance Agency Rev. (Rental Housing Mortgage), 5 1/2% due 7/1/2030*	Aaa	2,156,243
2,000,000	Massachusetts Industrial Finance Agency Electric Utility Rev. (Nantucket Electric Company Project), 5 7/8% due 7/1/2017*	Aaa	2,091,940
3,000,000	Massachusetts Industrial Finance Agency Rev. (College of the Holy Cross), 5 5/8% due 3/1/2026	Aaa	3,108,450
3,500,000	Massachusetts Industrial Finance Agency Rev. (Phillips Academy), 5 3/8% due 9/1/2023Ø	Aaa	3,829,525
2,000,000	Massachusetts Industrial Finance Agency Rev. (Suffolk University), 5 1/4% due 7/1/2027	Aaa	2,118,280
3,880,000	Massachusetts Port Authority Special Facilities Rev. (BOSFUEL Project), 5 3/4% due 7/1/2039*	Aaa	4,131,540
2,500,000	Massachusetts State Consolidated Loan GOs, 5 7/8% due 2/1/2020Ø	AAA‡	2,826,750
1,000,000	Massachusetts Water Pollution Abatement Trust Pool Program, 5 1/2% due 8/1/2029	Aaa	1,086,690
4,500,000	Massachusetts Water Resources Authority Rev., 5 3/4% due 8/1/2039Ø	Aaa	5,108,445
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa2	4,496,840
2,500,000	Route 3 North Transportation Improvement Association, MA Lease Rev., 5 3/8% due 6/l5/2033Ø	Aaa	2,767,250
Total Municipal Bonds — 95.8%			71,238,753
Variable Rate Demand Notes
945,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1	945,000
300,000	New York City, NY GOs Subseries E5 due 8/1/2015	VMIG 1	300,000
500,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	500,000
Total Variable Rate Demand Notes —2.3%			1,745,000
Total Investments— 98.1%			72,983,753
Other Assets Less Liabilities — 1.9%			1,401,099
Net Assets— 100.0%			$74,384,852

Michigan Series

Face Amount	Municipal Bonds	Rating†	Value
$1,280,000	Board of Regents of Eastern Michigan University General Rev., 5 5/8% due 6/1/2030	Aaa	$ 1,398,272
2,000,000	Capital Region Airport Authority, MI Airport Rev., 5 1/4% due 7/1/2021*	Aaa	2,123,780
5,000,000	Detroit, MI GOs, 5 1/2% due 4/1/2016Ø	Aaa	5,284,700
1,290,000	Detroit, MI Water Supply System Rev., 5% due 7/1/2027	Aaa	1,387,769
1,455,000	Detroit, MI Water Supply System Rev., 6 1/4% due 7/1/2012††	Aaa	1,637,384
3,000,000	Forest Hills, MI Public Schools GOs, 5 1/2% due 5/1/2021	Aa2	3,267,450
2,000,000	Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare Obligated Group), 5% due 7/1/2028	Aaa	2,061,200
2,500,000	Kalamazoo, MI Hospital Finance Authority Rev. (Bronson Methodist Hospital), 5 1/2% due 5/15/2028	Aaa	2,651,800
2,530,000	Lansing, MI Building Authority Rev., 5.60% due 6/1/2019	Aa3	2,596,817
3,250,000	Marquette, MI Hospital Finance Authority Rev. (Marquette General Hospital), 6.10% due 4/1/2019Ø	Aaa	3,397,843
1,150,000	Michigan Public Power Agency Rev. (Belle River Project), 5 1/4% due 1/1/2018	Aaa	1,308,585
1,000,000	Michigan State and Redevco, Inc. Certificates of Participation, 5 1/2% due 6/1/2027	Aaa	1,082,590
3,000,000	Michigan State Building Authority Rev., 5% due 10/15/2024	Aa3	3,183,870
2,000,000	Michigan State Comprehensive Transportation Rev. 5.25% due 5/15/2022	Aaa	2,307,220
3,385,000	Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019Ø	Aa2	3,450,737
1,615,000	Michigan State GOs (Environmental Protection Program), 5.40% due 11/1/2019	Aa2	1,644,345
6,000,000	Michigan State Hospital Finance Authority Rev. (Ascension Health Credit Group), 6 1/8% due 11/15/2026Ø	AAA‡	6,798,660
5,250,000	Michigan State Hospital Finance Authority Rev. (Mercy Health Services Obligated Group), 5 3/4% due 8/15/2026††	Aa2	5,546,152
4,000,000	Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group), 5 1/8% due 8/15/2025	Aaa	4,143,440
3,000,000	Michigan State Hospital Finance Authority Rev. (Sparrow Obligated Group) 5% due 11/15/2026	Aaa	3,184,740
5,000,000	Michigan State Hospital Finance Authority Rev. (Sparrow Obligated Group), 6% due 11/15/2036Ø	Aaa	5,319,900
4,000,000	Michigan State Housing Development Authority Rev. (Single Family Mortgage), 6.05% due 12/1/2027	AA+‡	4,129,000
5,000,000	Michigan State Trunk Line Rev., 5% due 11/1/2026	Aaa	5,281,750
6,300,000	Oxford, MI Area Community Schools GOs, 5 1/2% due 5/1/2021Ø	Aaa	6,513,003
2,000,000	Puerto Rico Electric Power Authority Rev., 5 1/4% due 7/1/2021	Aaa	2,326,980
2,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	Aaa	2,177,320
500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2020	Aaa	595,250
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5 1/2% due 10/1/2040	Aaa	2,761,250
3,000,000	Royal Oak, MI Hospital Finance Authority Rev. (William Beaumont Hospital), 5 1/4% due 1/l/2020	Aa3	3,081,840
5,000,000	Walled Lake, MI Consolidated School District GOs, 5 1/2% due 5/1/2022Ø	Aa2	5,534,150
5,000,000	Western Michigan State University Rev., 5 1/8% due 11/15/2022	Aaa	5,211,250
Total Municipal Bonds — 95.3%			101,389,047
Variable Rate Demand Notes
200,000	Lincoln County, WY Pollution Control Rev. Series B (Exxon Project) due 7/1/2017	P-1	200,000
3,000,000	New York City, NY Transitional Finance Authority due 11/1/2022	VMIG 1	3,000,000
700,000	Puerto Rico Commonwealth Government Development Bank due 12/1/2015	VMIG 1	700,000
Total Variable Rate Demand Notes —3.7%			3,900,000
Total Investments— 99.0%			105,289,047
Other Assets Less Liabilities — 1.0%			1,105,439
Net Assets— 100.0%			$106,394,486

Minnesota Series

Face Amount	Municipal Bonds	Rating†	Value
$2,350,000	Burnsville-Eagan-Savage, MN Independent School District GOs, 5 1/8% due 2/1/2017	Aa2	$ 2,461,954
2,000,000	Cuyana Range Hospital District, MN Health Facilities Rev., 6% due 6/1/2029	NR	2,001,780
2,000,000	Dakota County, MN Community Development Agency GOs, 5 1/4% due 1/1/2019	Aa	2,160,920
4,000,000	Metropolitan Council (Minneapolis-Saint Paul Metropolitan Area), MN General Obligation Waste Water Rev., 5% due 5/1/2025	Aaa	4,319,040
5,000,000	Minneapolis - Saint Paul, MN Housing & Redevelopment Authority Health Care Rev. (Children's Health Care), 5 1/2% due 8/15/2025Ø	Aaa	5,118,200
5,000,000	Minneapolis - Saint Paul, MN Metropolitan Airports Commission Rev., 5 3/4% due 1/1/2032Ø	Aaa	5,614,350
2,440,000	Minneapolis, MN GOs, 5% due 12/1/2016	Aa1	2,657,502
4,725,000	Minneapolis, MN Rev. (University Gateway Project), 5 1/4% due 12/l/2024	Aa2	4,940,791
1,175,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022	Aaa	1,245,418
75,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022Ø	Aaa	80,569
2,000,000	Minnesota Higher Education Facilities Authority Rev. (St. John's University), 5.40% due 10/1/2022	A2	2,084,780
2,500,000	Minnesota Higher Education Facilities Authority Rev. (St. Olaf College), 5 1/4% due 4/1/2029	A2	2,555,700
1,000,000	Minnesota Higher Education Facilities Authority Rev. (The College of Saint Catherine), 5 3/8% due 10/1/2032	Baa1	1,063,100
2,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2022	A2	2,861,053
1,775,000	Minnesota Higher Education Facilities Authority Rev. (University of St. Thomas), 5.40% due 4/1/2023	A2	1,836,805
5,000,000	Minnesota State GOs, 5.70% due 5/1/2016	Aa1	5,110,900
4,000,000	Minnesota State Retirement System Building Rev., 6% due 6/1/2030	Aaa	4,450,120
5,000,000	North Saint Paul - Maplewood, MN Independent School District GOs, 5 1/8% due 2/l/2025	Aa2	5,139,650
1,395,000	Ramsey County, MN GOs, 5% due 2/1/2017	Aaa	1,518,764
3,000,000	Rochester, MN Electric Utility Rev., 5 1/4% due 12/1/2024	Aaa	3,249,330
1,000,000	Rochester, MN Electric Utility Rev., 5 1/4% due 12/1/2030	Aaa	1,080,040
2,575,000	Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2016Ø	AAA‡	2,618,183
2,715,000	Rochester, MN Independent School District GOs, 5 5/8% due 2/1/2017Ø	AAA‡	2,760,531
3,750,000	Saint Cloud, MN Health Care Rev. (The Saint Cloud Hospital Obligated Group), 5 7/8% due 5/1/2030	Aaa	4,155,150
4,000,000	Southern Minnesota Municipal Power Agency - Power Supply System Rev., 5% due 1/1/2012	Aaa	4,399,960
6,820,000	Western Minnesota Municipal Power Agency - Power Supply Rev., 6 3/8% due 1/l/2016††	Aaa	7,849,615
Total Municipal Bonds — 94.2%			83,334,205
	Variable Rate Demand Notes
400,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital) due 8/15/2026	VMIG 1	400,000
100,000	Lincoln County, WY Pollution Control Rev. (Exxon Project) due 7/1/2017*	P-1	100,000
2,500,000	Puerto Rico Commonwealth Government Development Bank due 12/1/2015	VMIG 1	2,500,000
1,100,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	1,100,000
Total Variable Rate Demand Notes — 4.6%			4,100,000
Total Investments—98.8%			87,434,205
Other Assets Less Liabilities — 1.2%			1,076,292
Net Assets— 100.0%			$88,510,497

Missouri Series

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Curators of the University of Missouri Health Facilities Rev. (University of Missouri Health System), 5.60% due 11/1/2026	Aaa	$ 2,099,100
1,500,000	Hannibal, MO Industrial Development Authority Health Facilities Rev. (Hannibal Regional Hospital), 5 3/4% due 3/1/2022	Aaa	1,556,265
1,250,000	Metropolitan St. Louis, MO Sewer District Wastewater System Rev., 5% due 5/1/2024	Aaa	1,342,213
2,000,000	Missouri Development Finance Board Solid Waste Disposal Rev. (The Procter & Gamble Company Paper Products Project), 5.20% due 3/15/2029*	Aa3	2,243,420
60,000	Missouri School Boards Pooled Financing Program Certificates of Participation, 7 3/8% due 3/l/2006	Aaa	60,472
260,000	Missouri School Boards Pooled Financing Program Certificates of Participation, 7% due 3/1/2006	Aaa	261,885
1,750,000	Missouri State Board of Public Buildings Special Obligation Rev., 5 1/8% due 5/1/2026	Aa1	1,853,530
1,000,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 5% due 7/1/2023	Aaa	1,085,860
185,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 6.55% due 7/1/2014	Aaa	185,594
2,500,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (Union Electric Company Project), 5.45% due 10/1/2028*	A1	2,627,350
2,500,000	Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox Medical Centers Project), 5 1/4% due 6/1/2015	Aaa	2,767,875
1,500,000	Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care), 5 1/4% due 6/1/2028	Aaa	1,599,150
2,400,000	Missouri State Health & Educational Facilities Authority Rev. (St. Louis University), 5.20% due 10/1/2026	Aaa	2,504,184
270,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan Program), 5.90% due 9/1/2028*	AAA‡	276,712
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026Ø	Baa2	1,043,850
2,000,000	Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project), 5 3/4% due 10/15/2016††	Aa2	2,310,040
1,500,000	Springfield, MO School District GOs, 5.85% due 3/1/2020Ø	AA+‡	1,682,610
1,000,000	St. Charles County, MO Certificates of Participation (Public Water Supply), 5.10% due 12/1/2025	Aaa	1,057,490
1,500,000	St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016	A1	1,873,695
1,500,000	St. Louis, MO Municipal Finance Corporation (City Justice Center Leasehold Improvement Rev.), 5.95% due 2/15/2016Ø	Aaa	1,560,465
Total Municipal Bonds — 91.6%			29,991,760
	Variable Rate Demand Notes
200,000	Connecticut State Health & Educational Facilities Authority Rev. Series V-1 (Yale University) due 7/1/2036	VMIG 1	200,000
1,100,000	Massachusetts Health & Educational Facilities Authority Rev. (Capital Assets Program) due 1/1/2035	VMIG 1	1,100,000
700,000	New York City, NY GOs due 8/1/2009	VMIG 1	700,000
400,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	400,000
Total Variable Rate Demand Notes —7.3%			2,400,000
Total Investments— 98.9%			32,391,760
Other Assets Less Liabilities — 1.1%			360,271
Net Assets— 100.0%			$32,752,031

New York Series

Face Amount	Municipal Bonds	Rating†	Value
$2,500,000	Albany, NY Industrial Development Agency Civic Facility Rev. (The College of Saint Rose Project), 5 3/8% due 7/1/2031	Aaa	$ 2,707,100
1,000,000	Metropolitan Transportation Authority, NY (Dedicated Tax Fund), 5% due 4/1/2023Ø	Aaa	1,125,760
2,950,000	Metropolitan Transportation Authority, NY (State Service Contract), 5 1/8% due 1/1/2029	A2	3,135,939
2,250,000	Monroe County, NY Water Authority Water System Rev., 5 1/4% due 8/1/2036	Aa3	2,403,225
70,000	New York City, NY GOs, 6 1/4% due 4/15/2027	A1	74,270
1,270,000	New York City, NY GOs, 6 1/4% due 4/15/2027Ø	Aaa	1,361,262
2,600,000	New York City, NY GOs, 6% due 5/15/2030Ø	A1	2,974,322
325,000	New York City, NY GOs, 6% due 5/15/2030	A1	360,919
5,000	New York City, NY GOs, 7 1/4% due 8/15/2024	A1	5,017
4,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev., 5 1/2% due 6/15/2033	Aa2	4,366,240
1,000,000	New York City, NY Transitional Finance Authority (Future Tax Secured Bonds), 5% due 11/1/2024	Aa1	1,075,550
1,000,000	New York City, NY Trust for Cultural Resources Rev. (The Museum of Modern Art), 5 1/8% due 7/l/2031	Aaa	1,064,350
80,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5 3/4 due 8/15/2022Ø	A2	85,402
45,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5 3/4 due 8/15/2022	A2	47,656
3,375,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5 3/4% due 8/15/2022Ø	A2	3,602,914
4,000,000	New York State Dormitory Authority Rev. (Rochester Institute of Technology), 5 1/2% due 7/1/2018	Aaa	4,241,120
2,000,000	New York State Dormitory Authority Rev. (Rockefeller University), 5% due 7/1/2028	Aaa	2,077,840
1,500,000	New York State Dormitory Authority Rev. (Vassar Brothers Hospital), 5 3/8% due 7/1/2025	Aaa	1,605,210
1,250,000	New York State Dormitory Authority Rev. (Yeshiva University), 5% due 7/1/2030	Aaa	1,311,362
4,000,000	New York State Energy Research & Development Authority Gas Facilities Rev. (KeySpan Corporation), 5 1/2% due 1/1/2021	Aaa	4,127,320
120,000	New York State Environmental Facilities Corporation (State Water Pollution Control Revolving Fund Rev.), 6.90% due 11/15/2015	Aaa	122,815
3,000,000	New York State Housing Finance Agency Rev. (Phillips Village Project), 7 3/4% due 8/15/2017*	A2	3,068,760
795,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5 1/2% due 10/1/2028*	Aa1	819,375
410,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.65% due 4/1/2030*	Aa1	420,705
2,600,000	New York State Thruway Authority General Rev., 5% due 1/1/2025	Aaa	2,793,232
500,000	New York State Thruway Authority Highway and Bridge Revs., 5% due 4/1/2025	Aaa	537,925
2,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5 1/4% due 3/15/2032Ø	A1	2,247,200
1,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5% due 3/15/2033Ø	A1	1,113,100
4,000,000	Onondaga County, NY Industrial Development Agency Sewer Facilities Rev. (Bristol-Myers Squibb Co. Project), 5 3/4% due 3/1/2024*	A1	4,610,160
2,250,000	Port Authority of New York and New Jersey Consolidated Rev., 6 1/8% due 6/1/2094	A1	2,767,905
500,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026Ø	Baa2	521,925
2,500,000	Rensselaer County, NY Industrial Development Agency Civic Facility Rev. (Polytechnic Institute Dormitory Project), 5 1/8% due 8/1/2029	A	2,609,875
2,250,000	St. Lawrence County, NY Industrial Development Agency Civic Facility Rev. (Clarkson University Project), 5 1/2% due 7/1/2029	A3	2,374,942
1,800,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5 1/2% due 1/1/2030Ø	AAA‡	2,127,996
2,500,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032	Aa2	2,615,675
4,000,000	Trust for Cultural Resources of the City of New York Rev. (American Museum of Natural History), 5.65% due 4/1/2027	Aaa	4,209,680
Total Municipal Bonds — 90.0%			70,714,048
	Variable Rate Demand Notes
2,300,000	Massachusetts Health & Educational Facilities Authority Rev. (Capital Assets Program) due 1/1/2035	VMIG 1	2,300,000
1,140,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1	1,140,000
2,300,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	2,300,000
1,000,000	Spartanburg County, SC Health Services District, Inc. Hospital Rev. due 4/15/2023	A-1+‡	1,000,000
Total Variable Rate Demand Notes — 8.6%			6,740,000
Total Investments— 98.6%			77,454,048
Other Assets Less Liabilities — 1.4%			1,109,350
Net Assets— 100.0%			$78,563,398

Ohio Series

Face Amount	Municipal Bonds	Rating†	Value
$2,250,000	Beavercreek Local School District, OH GOs (School Improvement Bonds), 5.70% due 12/1/2020	Aaa	$ 2,357,437
2,000,000	Butler County, OH Transportation Improvement District Highway Improvement Rev., 5 1/8% due 4/1/2017	Aaa	2,139,980
3,600,000	Cincinnati, OH GOs, 6% due 12/1/2035	Aa1	4,042,548
4,000,000	Cleveland, OH Airport System Rev., 5 1/8% due 1/1/2027*	Aaa	4,113,200
5,000,000	Cleveland, OH Public Power System Rev., 5% due 11/15/2024	Aaa	5,214,200
3,915,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5 3/4% due 1/1/2021Ø	Aaa	4,054,296
85,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5 3/4% due 1/1/2021	Aaa	87,916
2,500,000	Columbus, OH GOs, 5% due 5/15/2011	Aaa	2,745,925
7,000,000	Franklin County, OH GOs, 5 3/8% due 12/1/2020	Aaa	7,602,910
4,000,000	Franklin County, OH Hospital Improvement Rev. (The Children's Hospital Project), 5 1/4% due 5/1/2031	Aaa	4,285,160
1,250,000	Franklin County, OH Hospital Improvement Rev. (The Children's Hospital Project), 5.20% due 5/1/2029	Aa2	1,301,812
1,595,000	Hamilton County, OH Sewer System Rev. (The Metropolitan Sewer District of Greater Cincinnati), 5% due 12/1/2024	Aaa	1,723,142
2,500,000	Hamilton County, OH Sewer System Rev., 5 1/2% due 12/1/2017Ø	Aaa	2,530,675
2,000,000	Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric Company Project), 5.45% due 1/l/2024	Aaa	2,023,900
1,625,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 5.40% due 9/l/2029*	Aaa	1,676,854
1,370,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 6.10% due 9/l/2028*	Aaa	1,374,740
2,500,000	Ohio State Environmental Facilities Rev. (Ford Motor Company Project), 6.15% due 6/l/2030*	Baa3	2,484,400
4,000,000	Ohio State Higher Educational Facilities Commission Rev. (University of Dayton Project), 5.40% due 12/1/2022	Aaa	4,239,680
2,120,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2012	Aaa	2,339,208
2,230,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2013	Aaa	2,473,382
1,000,000	Ohio State Sewage Facilities Rev. (Anheuser-Busch Project), 6% due 8/1/2038*	A1	1,067,670
1,000,000	Ohio State University (General Receipts Bonds), 5 1/8% due 12/l/2031	Aa2	1,063,920
3,000,000	Ohio State University (General Receipts Bonds), 5.80% due 12/l/2029	Aa2	3,307,200
5,000,000	Ohio State Water Development Authority Rev. (Community Assistance), 5 3/8% due 12/1/2024	Aaa	5,342,500
7,500,000	Ohio State Water Development Authority Rev. (Fresh Water), 5 1/8% due 12/l/2023Ø	Aaa	8,042,925
1,160,000	Ohio State Water Development Authority Rev. (Safe Water), 9 3/8% due 12/l/2010††	Aaa	1,316,519
2,500,000	Ohio State Water Development Authority Solid Waste Disposal Rev. (North Star BHP Steel, L.L.C. Project-Cargill, Incorporated, Guarantor), 6.30% due 9/1/2020*	A2	2,558,825
1,500,000	Ohio Turnpike Authority Rev., 5 1/4% due 2/15/2031	Aaa	1,609,935
3,000,000	Ohio Turnpike Commission Rev., 5 1/2% due 2/15/2026	Aaa	3,599,430
2,625,000	Ohio Water Development Authority Drinking Water Assistance Fund Rev., 5 1/4% due 12/1/2022	Aaa	3,037,335
780,000	Pickerington Local School District, OH School Building Construction GOs, 8% due 12/l/2005††	Aaa	797,410
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa2	4,496,840
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5 1/2% due 10/1/2040	Aaa	2,761,250
2,500,000	Twinsburg, OH City School District,, School Improvement GOs, 5.90% due 12/1/2021Ø	Aaa	2,660,675
2,300,000	University of Toledo, OH (General Receipts Bonds), 5 1/8% due 6/1/2030	Aaa	2,423,096
Total Municipal Bonds — 92.3%			102,896,895
	Variable Rate Demand Notes
2,400,000	Lincoln County, WY Pollution Control Rev. (Exxon Project) due 7/1/2017*	P-1	2,400,000
3,400,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute) due 2/15/2038	VMIG 1	3,400,000
825,000	New York City, NY GOs due 10/1/2023	VMIG 1	825,000
1,600,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2025	VMIG 1	1,600,000
2,000,000	Puerto Rico Commonwealth Government Development Bank due 12/1/2015	VMIG 1	2,000,000
800,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	800,000
Total Variable Rate Demand Notes — 9.9%			11,025,000
Total Investments —102.2%			113,921,895
Other Assets Less Liabilities — (2.2)%			(2,419,672)
Net Assets— 100.0%			$111,502,223

Oregon Series

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Benton County, OR Hospital Facilities Authority Rev. (Samaritan Health Services Project), 5 1/8% due 10/1/2028	A-‡	$ 2,052,760
2,000,000	Chemeketa, OR Community College District GOs, 5.95% due 6/1/2016Ø	Aaa	2,060,860
1,500,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5 1/4% due 2/15/2018	Aa3	1,583,325
1,000,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5 1/4% due 5/1/2021	Aa3	1,066,450
2,000,000	Clackamas County, OR Recreational Facilities Rev. (North Clackamas Parks & Recreation District), 5.70% due 4/1/2013††	A-‡	2,214,040
1,000,000	Clackamas County, OR School District GOs, 5% due 6/15/2025Ø	Aaa	1,098,290
1,250,000	Multnomah County, OR Educational Facility Rev. (University of Portland), 5% due 4/1/2018	Aaa	1,314,725
1,000,000	Multnomah County, OR Hospital Facilities Authority Rev. (Providence Health System), 5 1/4% due 10/1/2024	Aa3	1,085,340
1,750,000	Multnomah County, OR School District GOs, 5 1/2% due 6/1/2015Ø	A1	1,796,147
2,000,000	Northern Wasco County, OR People's Utility District Rev. (McNary Dam Fishway Project), 5.20% due 12/1/2024	Aaa	2,017,460
2,000,000	Oregon Department of Administrative Services Certificates of Participation, 5% due 5/1/2026	Aaa	2,106,260
1,000,000	Oregon Department of Administrative Services Certificates of Participation, 6% due 5/1/2026Ø	Aaa	1,140,450
2,000,000	Oregon Department of Transportation Highway User Tax Rev., 5 1/8% due 11/15/2026	Aa2	2,140,020
750,000	Oregon Facilities Authority Rev. (Linfield College Project) 5% due 10/1/2025	Baa1	777,982
1,250,000	Oregon Health Sciences University Rev., 5 1/4% due 7/1/2028	Aaa	1,287,988
1,000,000	Oregon Health Sciences University Rev., 5% due 7/1/2032	Aaa	1,058,280
2,000,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Linfield College Project), 5 1/4% due 10/1/2023	Baa1	2,054,140
2,500,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Reed College Project), 5 3/8% due 7/l/2025	AA-‡	2,578,750
2,000,000	Oregon Housing & Community Services Department Rev. (Multi-Family Housing), 6.05% due 7/1/2042*	Aaa	2,086,540
2,500,000	Oregon State Bond Bank Rev. (Oregon Economic & Community Development Department), 5 1/2% due 1/1/2026	Aaa	2,714,700
420,000	Oregon State GOs (Veterans' Welfare), 5 7/8% due 10/1/2018	Aa3	429,736
500,000	Oregon State GOs (Veterans' Welfare), 9% due 10/1/2006	Aa3	538,250
720,000	Oregon State Housing & Community Services Department Mortgage Rev. (Single-Family Mortgage Program), 4.40% due 7/1/2020	Aa2	725,861
500,000	Port of Portland, OR International Airport Rev., 5 3/4% due 7/1/2025*	Aaa	505,040
1,500,000	Port of Portland, OR International Airport Rev., 5 5/8% due 7/1/2026*	Aaa	1,562,385
950,000	Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021*Ø	Aaa	1,141,244
2,000,000	Portland, OR Sewer System Rev., 5% due 6/1/2015	Aaa	2,073,000
1,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	Aaa	1,088,660
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2026Ø	Baa2	1,043,850
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5 3/8% due 7/1/2036	Baa2	1,611,900
1,000,000	Puerto Rico Ports Authority Rev., 7% due 7/l/2014*	Aaa	1,016,950
2,000,000	Salem, OR Hospital Facility Authority Rev. (Salem Hospital), 5% due 8/15/2018	AA-‡	2,087,180
1,000,000	Umatilla County, OR Hospital Facility Authority Rev. (Catholic Health Initiatives), 5 1/2% due 3/1/2032††	Aa2	1,118,630
500,000	Virgin Islands Public Finance Authority Rev., 5 1/2% due 10/1/2022	BBB‡	522,505
2,355,000	Washington County, OR GOs, 5% due 6/1/2026	Aa2	2,464,060
Total Municipal Bonds — 91.2%			52,163,758
	Variable Rate Demand Notes
1,135,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1	1,135,000
2,300,000	New York City, NY Transitional Finance Authority due 11/1/2022	VMIG 1	2,300,000
900,000	Port Authority of New York & New Jersey Special Obligation Rev. due 5/1/2019	VMIG 1	900,000
Total Variable Rate Demand Notes — 7.6%			4,335,000
Total Investments— 98.8%			56,498,758
Other Assets Less Liabilities — 1.2%			715,993
Net Assets— 100.0%			$57,214,751

South Carolina Series

Face Amount	Municipal Bonds	Rating†	Value
$4,000,000	Berkeley County, SC GOs, 5% due 9/1/2028	Aaa	$ 4,256,120
1,585,000	Berkeley County, SC Water & Sewer Rev., 5 1/4% due 6/1/2023	Aaa	1,751,124
5,000,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026	Aaa	5,379,600
2,500,000	Darlington County, SC Industrial Development Rev. (Sonoco Products Company Project), 6% due 4/1/2026*	A3	2,580,700
1,000,000	Georgetown County, SC Environmental Improvement Rev. (International Paper Company), 5.95% due 3/15/2014	Baa2	1,135,050
4,000,000	Grand Stand, SC Water & Sewer Authority Rev., 5% due 6/1/2031	Aaa	4,200,080
2,000,000	Greenville, SC Hospital System, Rev., 5 1/4% due 5/1/2023	Aa3	2,063,820
3,760,000	Horry County, SC School District GOs, 5 1/8% due 3/1/2022	Aa1	4,093,775
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5 1/2% due 11/1/2032	A2	2,124,760
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5 1/8% due 11/1/2026	Aaa	2,089,440
1,500,000	North Charleston, SC Sewer District, Rev., 6 3/8% due 7/1/2012	Aaa	1,723,620
1,250,000	Piedmont, SC Municipal Power Agency Electric Rev., 6 1/4% due 1/1/2021	Aaa	1,561,025
1,500,000	Puerto Rico Electric Power Authority Rev., 5 1/4% due 7/1/2021	Aaa	1,745,235
2,320,000	Puerto Rico Electric Power Authority Rev., 5 1/4% due 7/1/2023	Aaa	2,699,413
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036	Baa2	1,124,210
2,500,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Higher Education Rev. (Inter American University of Puerto Rico Project), 5% due 10/1/2022	Aaa	2,641,300
4,000,000	Rock Hill, SC Utility System Rev., 5% due 1/1/2030	Aaa	4,227,840
3,000,000	South Carolina Jobs - Economic Development Authority Hospital Rev. (Anderson Area Medical Center, Inc.), 5 1/4% due 2/1/2018	AA-‡	3,129,600
4,000,000	South Carolina Jobs - Economic Development Authority Hospital Rev. (Bon Secours Health System, Inc.), 5 5/8% due 11/15/2030	A3	4,266,880
5,000,000	South Carolina Public Service Authority Rev., 5 7/8% due 1/1/2023	Aaa	5,174,600
3,155,000	South Carolina State Housing, Finance & Development Authority Mortgage Rev., 5.40% due 7/1/2029*	Aaa	3,229,426
5,000,000	South Carolina State Ports Authority Rev., 5.30% due 7/1/2026*	Aaa	5,249,800
5,000,000	South Carolina Transportation Infrastructure Bank Rev., 5 3/8% due 10/1/2024	Aaa	5,420,650
2,500,000	Spartanburg, SC Water System Rev., 5% due 6/1/2027	Aaa	2,599,275
3,000,000	University of South Carolina Rev., 5 3/4% due 6/1/2026	Aaa	3,100,590
Total Municipal Bonds — 91.7%			77,567,933
	Variable Rate Demand Notes
1,350,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital) due 8/15/2026	VMIG 1	1,350,000
2,000,000	Puerto Rico Commonwealth Government Development Bank due 12/1/2015	VMIG 1	2,000,000
700,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	700,000
1,070,000	Spartanburg County, SC Health Services District, Inc. Hospital Rev. due 4/15/2023	A-1+‡	1,070,000
400,000	Sublette County, WY Pollution Control Rev. (Exxon Project) due 7/1/2017	P-1	400,000
Total Variable Rate Demand Notes — 6.5%			5,520,000
Total Investments— 98.2%			83,087,933
Other Assets Less Liabilities — 1.8%			1,520,527
Net Assets— 100.0%			$84,608,460

Seligman Municipal Fund Series, Inc.
Notes to Schedules of Investments (unaudited)
June 30, 2005

_____________
†
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been restated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

††	Escrowed-to-maturity security.
Ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

1.
Organization - Seligman Municipal Fund Series, Inc. (the “Fund”) consists of 13 separate series: the “National Series,” the “Colorado Series,” the “Georgia Series,” the “Louisiana Series,” the “Maryland Series,” the “Massachusetts Series,” the “Michigan Series,” the “Minnesota Series,” the “Missouri Series,” the “New York Series,” the “Ohio Series,” the “Oregon Series,” and the “South Carolina Series.”

2.
Security Valuation - Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Fund's investment adviser, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At June 30, 2005, the interest rates paid on these notes ranged from 2.14% to 2.53%

3.	At June 30, 2005, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Series	Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Appreciation
National	$69,432,739	$4,246,240	$0	$4,246,240
Colorado	33,151,678	2,847,086	0	2,847,086
Georgia	30,712,233	2,457,608	0	2,457,608
Louisiana	37,662,383	2,400,743	0	2,400,743
Maryland	38,905,685	2,571,446	57,160	2,514,286
Massachusetts	65,581,985	7,401,768	0	7,401,768
Michigan	98,181,162	7,107,885	0	7,107,885
Minnesota	81,773,574	5,660,631	0	5,660,631
Missouri	29,698,784	2,692,976	0	2,692,976
New York	71,491,279	5,962,769	0	5,962,769
Ohio	106,766,658	7,294,416	139,179	7,155,237
Oregon	52,814,156	3,684,602	0	3,684,602
South Carolina	77,265,867	5,822,066	0	5,822,066

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 22, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	August 22, 2005

SELIGMAN MUNICIPAL FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit (a)

CERTIFICATIONS

I, Brian T. Zino, certify that:

1.	I have reviewed this report on Form N-Q of Seligman Municipal Fund Series, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

c)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 22, 2005

/S/ BRIAN T. ZINO
Brian T. Zino
Principal Executive Officer

CERTIFICATIONS

I, Lawrence P. Vogel, certify that:

1.	I have reviewed this report on Form N-Q of Seligman Municipal Fund Series, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

c)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 22, 2005

/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Principal Financial Officer